Derivative Instruments - Summary of Financial Liabilities (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Aug. 23, 2021
Share Warrants [Member]
Disclosure Of Derivative Instruments [Line Items]
Derivative financial liabilities	₨ 772	₨ 1,309	₨ 2,486	₨ 1,747